Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Valuation allowance	$ 539,527	$ 520,096
Net deferred tax assets (net of valuation allowance)	657,597	851,592
Net deferred tax asset	656,772	850,695
Unrecognized tax benefits, accrued interest	2,800	4,800
Recognized Tax Benefits Current Interest On Income Taxes Accrued	892	2,000
Total amount of unrecognized tax benefits, that if recognized, would affect effective tax rate	5,500	10,200
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	1,400
Income tax expense	309,018	111,938	$ 147,181
Interest Expense Reduction Due To Expiration Of The Statue Of Limitations	2,900	645	26,000
Other liabilities
Income Taxes
Net deferred tax liabilities	825	897
PR
Income Taxes
Valuation allowance	128,557	112,871
Net deferred tax asset	$ 407,537	549,290
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
Income tax expense	$ 309,018	111,938	$ 147,181
US
Income Taxes
Valuation allowance	410,970	407,225
Net deferred tax asset	249,235	$ 301,405
Deferred Tax Assets	$ 660,000